Share Capital and Reserves - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 Options shares	Dec. 31, 2021 Options shares	Dec. 31, 2020 Options
Disclosure of classes of share capital [line items]
Number of options, ordinary share exercised | Options	449,703	521,523	256,521
Number of shares appropriated to participation schemes	8,593,666	8,444,240
Number of appropriated ordinary shares satisfied by the purchase of shares	149,426	124,960
5% Percentage Cumulative preference shares
Disclosure of classes of share capital [line items]
Fixed cumulative preference dividend rate	5.00%
Cumulative Preference Dividends Payable Description	half-yearly on 15 April and 15 October in each year
Percentage of shares representing in total issued share capital	3.00%	3.00%
7% 'A' cumulative preference shares
Disclosure of classes of share capital [line items]
Fixed cumulative preference dividend rate	7.00%
Cumulative Preference Dividends Payable Description	half-yearly on 5 April and 5 October in each year
Percentage of shares representing in total issued share capital	45.00%	44.00%
Ordinary Shares
Disclosure of classes of share capital [line items]
Percentage of shares representing in total issued share capital	99.52%	99.53%
Ordinary Shares | Maximum
Disclosure of classes of share capital [line items]
Percentage of issued share capital to be committed for issue for various share option schemes	10.00%